S000006722 [Member] Performance Management - Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Prior to May 1, 2016, the Fund invested in a diversified portfolio of high-quality money market instruments of a variety of issuers. Effective May 1, 2016, the Fund operates as a “government money market fund” and as such is limited to investing 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash. Accordingly, the performance information below may have been different if the current investment strategy had been in effect during the period prior to the Fund’s conversion to a government money market fund. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower. The current yield of the Money Market Fund for the seven-day period ended December 31, 2025 was 3.16%.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
1.21%	0.00%
12/31/2023	9/30/2022

Performance Table Heading	Average Annual Total Return (for Periods Ended December 31, 2025)
Money Market Seven Day Yield, Caption [Optional Text]	The current yield of the Money Market Fund for the seven-day period ended December 31, 2025 was 3.16%.
Money Market Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.21%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2022
Money Market Seven Day Yield	3.16%